Property and equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Table Text Block]

The composition of property and equipment at December 31, 2013 and 2012 are as follows:

	As of December 31,
	2013	2012
Computers and equipment	$6,259	$5,320
Computer software	5,356	4,617
Furniture and fixtures	4,166	3,637
Leasehold improvements	11,416	10,585

Total Cost	27,197	24,159
Less: Accumulated depreciation	(18,437)	(15,352)

Property and equipment, net of accumulated depreciation	$8,760	$8,807